Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Cash and equivalents	$ 77,210	$ 7,357
Inventory deposit	11,426
Total assets measured at fair value	88,636	7,357
Accounts payable (related party)	430,435	192,907
Accounts payable (non-related)	5,244	33,000
Convertible notes payable, net of unamortized debt discount	80,908	27,558
Accrued Interest	13,177	1,973
Derivative liability	905,781
Total liabilities measured at fair value	1,435,545	255,438
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Cash and equivalents	77,210	7,357
Inventory deposit	11,426
Total assets measured at fair value	88,636	7,357
Accounts payable (related party)
Accounts payable (non-related)	5,244	33,000
Convertible notes payable, net of unamortized debt discount
Accrued Interest	13,177
Derivative liability
Total liabilities measured at fair value	18,426	33,000
Significant Other Observable Inputs (Level 2) [Member]
Cash and equivalents
Total assets measured at fair value
Accounts payable (related party)	430,435	192,907
Accounts payable (non-related)
Convertible notes payable, net of unamortized debt discount
Accrued Interest
Derivative liability
Total liabilities measured at fair value	430,435	192,907
Significant Unobservable Inputs (Level 3) [Member]
Cash and equivalents
Total assets measured at fair value
Accounts payable (related party)
Accounts payable (non-related)
Convertible notes payable, net of unamortized debt discount	80,908	27,558
Accrued Interest
Derivative liability	905,781
Total liabilities measured at fair value	$ 986,689	$ 27,558